Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net operating loss carryforwards	$ 20,169,000	$ 14,502,000
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	50,576,000
Research and development credit carryforwards	$ 525,500
U.S federal and state net operating losses expiration	2028 to 2035
Research credit carryforward expiration period	2030 through 2035
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 5,099,000
Research and development credit carryforwards	$ 6,878,000
U.S federal and state net operating losses expiration	2028 to 2035
Research credit carryforward expiration period	2030 through 2035